As filed with the Securities and Exchange Commission on May 29, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07685

FRONTEGRA FUNDS, INC.
(Exact name of registrant as specified in charter)

400 Skokie Blvd.
Suite 500
Northbrook, Illinois 60062
(Address of principal executive offices) (Zip code)

William D. Forsyth III
400 Skokie Blvd., Suite 500
Northbrook, Illinois 60062
(Name and address of agent for service)

(847) 509-9860
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2008

Date of reporting period:  March 31, 2008

Item 1. Schedule of Investments.

Frontegra Columbus Core Plus Fund
Schedule of Investments
March 31, 2008 (Unaudited)

	Principal
	Amount		Value
		ASSET BACKED SECURITIES 10.2%
		American Express Credit Account Master Trust
	$1,875,000	2005-3, Class A, 5.030%, 01/18/2011 (c)(e)	$1,874,946
	855,000	2005-6, Class A, 5.030%, 03/15/2011 (c)(e)	853,538
		Americredit Automobile Receivables Trust
	124,701	2007-DF, Class A1, 5.914%, 10/06/2008 (c)(e)	124,735
		Bank One Issuance Trust
	3,135,000	2003-3A, Class A3, 5.140%, 12/15/2010 (c)(e)	3,134,979
		Capital One Auto Trust
	495,519	2007-A, Class A2, 5.330%, 05/15/2010 (e)	495,437
	1,043,122	2007-B, Class A2, 5.270%, 06/15/2010 (e)	1,040,925
		Capital One Multi-Asset Execution Trust
	2,185,000	2005-A8, Class A, 4.400%, 08/15/2011	2,198,818
		Caterpillar Financial Asset Trust
	106,730	2007-A, Class A1, 5.672%, 09/25/2008	106,927
		Chase Credit Card Master Trust
	1,755,000	Series 2002-3, Class A, 2.684%, 09/15/2011 (c)	1,740,717
		Chase Issuance Trust
	4,045,000	2005-1A, Class A1, 5.040%, 12/15/2010 (c)(e)	4,044,815
		Citibank Credit Card Master Trust
	2,090,000	2003-A8, Class A8, 3.500%, 08/16/2010	2,090,918
	2,390,000	2008-A1, Class A1, 5.350%, 02/07/2020	2,398,784
		CNH Equipment Trust
	77,497	Series 2007-B, Class A1, 5.816%, 10/09/2008	77,582
	1,340,000	Series 2007-B, Class A2A, 5.460%, 06/15/2010	1,349,938
		Ford Credit Auto Trust
	355,599	2006-B, Class A2A, 5.420%, 07/15/2009 (e)	356,287
		Hertz Vehicle Financing LLC
	845,000	2004-1, Class A4, 3.230%, 05/25/2010 (Acquired 02/08/2008, Cost $799,939) (a)	831,473
	1,055,000	2005-2A, Class A6, 5.080%, 11/25/2011 (Acquired 12/15/2005 and 08/03/2007, Cost $1,054,872) (a)	971,035
		Honda Auto Receivables Owner Trust
	185,110	2007-3, Class A1, 5.565%, 04/15/2008	185,494
	1,382,695	2006-1, Class A3, 5.070%, 02/18/2010	1,392,376
		MBNA Credit Card Master Trust
	5,345,000	1998-E, Class A, 5.390%, 09/15/2010 (c)	5,348,663
	1,810,000	2003-A7, Class A7, 2.650%, 11/15/2010	1,808,693
	2,150,000	2002-A8, Class A8, 2.863%, 12/15/2011 (c)	2,130,587
	1,550,000	2005-A7, Class A7, 4.300%, 02/15/2011	1,554,223
		Mego Mortgage Home Loan Trust
	368	1996-2, Class A, 7.275%, 08/25/2017	366
		Mid-State Trust
	882,123	11, Class A1, 4.864%, 07/15/2038	862,840
		Nissan Auto Receivables Owner Trust
	1,121,604	2008-A, Class A1, 3.998%, 09/15/2008	1,123,489
	674,245	2006-B, Class A3, 5.160%, 02/15/2010	679,412
		SLM Student Loan Trust
	2,182,740	2007-7, Class A1, 5.038%, 10/25/2012 (c)	2,165,414
	1,485,000	2008-1, Class A1, 4.627%, 07/25/2013 (c)	1,485,632
	904,426	2007-2, Class A1, 5.064%, 04/25/2014 (c)	900,814
		USAA Auto Owner Trust
	2,221,220	2006-1, Class A3, 5.010%, 09/15/2010 (e)	2,237,894
	2,048,429	2006-3, Class A3, 5.360%, 02/15/2011 (e)	2,071,925
		Total Asset Backed Securities
		(Cost $47,552,310)	47,639,676

		CORPORATE BONDS 30.4%
		Automobiles 1.4%
		Ford Motor Co.
	1,195,980	8.320%, 12/15/2013	980,704
	446,655	8.360%, 12/15/2013	366,257
	2,450,000	7.450%, 07/16/2031	1,617,000
		General Motors Corp.
	1,876,250	1.375%, 11/01/2013	1,651,100
	2,285,000	8.375%, 07/15/2033	1,610,925
			6,225,986
		Auto Components 0.1%
		Delphi Corp.
	2,005,000	6.500%, 08/15/2013	631,575

		Beverages 0.1%
		Diageo Capital plc
	525,000	5.750%, 10/23/2017 (b)	537,671

		Building Products 0.2%
		USG Corp.
	1,070,000	7.750%, 01/15/2018	952,300

		Capital Markets 0.7%
		Goldman Sachs Group, Inc.
	890,000	5.625%, 01/15/2017	853,799
	1,230,000	5.950%, 01/18/2018	1,218,007
		Morgan Stanley
	1,170,000	5.550%, 04/27/2017	1,100,287
			3,172,093
		Chemicals 0.1%
		Georgia Gulf Corp.
	754,000	9.500%, 10/15/2014	582,465

		Commercial Banks 3.5%
		BB&T Corp.
	2,135,000	4.900%, 06/30/2017	1,931,987
		HSBC Bank
	1,735,000	4.625%, 04/01/2014	1,673,765
	350,000	6.000%, 08/09/2017	358,061
		JP Morgan Chase Bank
	1,665,000	6.000%, 10/01/2017	1,735,301
		Marshall & Ilsley Bank
	4,145,000	5.401%, 12/04/2012	3,870,046
		Suntrust Bank
	775,000	7.250%, 03/15/2018	792,575
		UBS AG Stamford
	830,000	5.875%, 12/20/2017 (b)	848,366
		Wachovia Bank
	2,510,000	6.000%, 11/15/2017	2,451,477
		Wells Fargo Bank
	655,000	4.750%, 02/09/2015	638,737
	2,030,000	5.750%, 05/16/2016	2,092,711
			16,393,026
		Computers & Peripherals 0.2%
		Tyco Electronics Group S A
	970,000	6.000%, 10/01/2012 (Acquired 09/20/2007, Cost $969,573) (a)(b)	994,192

		Consumer Finance 2.8%
		American Express Co.
	1,930,000	6.150%, 08/28/2017	1,921,101
	1,235,000	7.000%, 03/19/2018	1,296,526
		ERAC USA Finance Co.
	1,990,000	6.375%, 10/15/2017 (Acquired 10/10/2007, Cost $1,986,518) (a)	1,778,035
		Ford Motor Credit Co.
	945,000	7.800%, 06/01/2012	779,506
	4,120,000	8.000%, 12/15/2016	3,225,157
		GMAC LLC
	2,950,000	6.625%, 05/15/2012	2,231,622
		Residential Capital
	3,740,000	6.500%, 04/17/2013	1,813,900
			13,045,847
		Diversified Financial Services 6.6%
		American General Finance
	1,370,000	5.900%, 09/15/2012	1,354,037
	1,730,000	6.900%, 12/15/2017	1,690,684
		Bank of America Corp.
	1,630,000	5.300%, 03/15/2017	1,619,007
	725,000	6.000%, 09/01/2017	762,245
		Citigroup, Inc.
	960,000	6.000%, 02/21/2012	980,075
	1,290,000	5.300%, 10/17/2012	1,293,220
	695,000	5.500%, 02/15/2017	651,015
	1,455,000	6.125%, 11/21/2017	1,452,852
		CIT Group Inc.
	805,000	5.168%, 11/03/2010	626,119
	940,000	5.610%, 02/13/2012	686,603
	1,450,000	7.625%, 11/30/2012	1,205,146
	1,615,000	5.310%, 12/21/2012 (c)	1,139,647
		General Motors Acceptance Corp.
	2,705,000	6.750%, 12/01/2014 (e)	1,914,331
		Genworth Global Funding
	1,120,000	5.200%, 10/08/2010	1,151,764
		International Lease Finance Corp.
	1,920,000	5.350%, 03/01/2012	1,890,653
		JP Morgan Chase & Co.
	555,000	6.625%, 03/15/2012	590,050
	740,000	6.000%, 01/15/2018	771,688
		Liberty Property LP
	1,235,000	6.625%, 10/01/2017	1,172,931
		Merrill Lynch & Co.
	1,015,000	6.050%, 08/15/2012	1,030,874
	865,000	6.400%, 08/28/2017	853,589
		Morgan Stanley
	1,230,000	5.950%, 12/28/2017	1,188,742
		Pricoa Global Funding I
	800,000	5.331%, 03/03/2009 (Acquired 03/01/2006 and 08/03/2007, Cost $800,000) (a)	799,517
	1,740,000	5.400%, 10/18/2012 (Acquired 10/11/2007, Cost $1,736,537) (a)	1,838,334
		Prudential Financial Inc.
	1,445,000	6.000%, 12/01/2017	1,456,430
		Simon Property Group LP
	1,505,000	5.100%, 06/15/2015	1,382,630
		Windsor Financing LLC
	1,195,322	5.881%, 07/15/2017 (Acquired 02/07/2006 and 08/03/2007, Cost $1,198,970) (a)	1,306,929
			30,809,112
		Diversified Telecommunication Services 2.9%
		AT&T, Inc.
	2,420,000	4.950%, 01/15/2013	2,428,201
		British Telecom plc
	1,225,000	5.150%, 01/15/2013 (b)	1,207,176
	1,750,000	5.950%, 01/15/2018 (b)	1,695,656
		Comcast Cable Communications Holdings, Inc.
	935,000	8.375%, 03/15/2013	1,038,627
		Deutsche Telekom International Finance BV
	1,105,000	5.750%, 03/23/2016 (b)	1,092,485
		Sprint Nextel Corp.
	1,375,000	6.000%, 12/01/2016	1,069,063
		Telecom Italia Capital
	1,060,000	5.250%, 11/15/2013 (b)	990,453
		Telefonica Emisiones SAU
	1,200,000	6.221%, 07/03/2017 (b)	1,207,482
		Verizon Communications
	2,545,000	5.500%, 02/15/2018	2,478,741
			13,207,884
		Electric Utilities 4.1%
		Commonwealth Edison Co.
	790,000	5.950%, 08/15/2016	802,408
	475,000	6.150%, 09/15/2017	487,641
		Consumers Energy Co.
	1,435,000	4.400%, 08/15/2009	1,442,956
		Entergy Arkansas
	1,235,000	5.660%, 02/01/2025	1,131,936
		Entergy Gulf States Inc.
	1,215,000	4.875%, 11/01/2011	1,209,975
		Entergy Louisiana LLC
	765,000	5.500%, 04/01/2019	745,666
		Florida Power Corp.
	415,000	5.800%, 09/15/2017	440,391
		General Electric
	5,290,000	5.250%, 10/19/2012	5,496,950
		Great River Energy
	1,975,000	5.829%, 07/01/2017 (Acquired Multiple Dates, Cost $1,976,051) (a)	2,052,795
		Indianapolis Power & Light Co.
	345,000	6.300%, 07/01/2013 (Acquired 10/17/2006 and 08/03/2007, Cost $355,306) (a)	375,913
	735,000	6.050%, 10/01/2036 (Acquired 10/02/2006 and 08/03/2007, Cost $730,281) (a)	703,051
		Mackinaw Power LLC
	909,150	6.296%, 10/31/2023 (Acquired Multiple Dates, Cost $910,584) (a)	978,554
		Northern States Power
	755,000	6.200%, 07/01/2037	780,602
		Public Service Electric & Gas
	550,000	5.000%, 01/01/2013	564,714
		Tenaska Gateway Partners
	596,112	6.052%, 12/30/2023 (Acquired 05/31/2007 and 08/03/2007, Cost $601,883) (a)	624,618
		Westar Energy Inc.
	1,030,000	6.000%, 07/01/2014	1,077,268
			18,915,438
		Food & Staples Retailing 0.7%
		Kellogg Co.
	965,000	5.125%, 12/03/2012	997,869
		Kraft Foods, Inc.
	2,180,000	6.125%, 02/01/2018	2,178,620
			3,176,489
		Gas Utilities 0.5%
		Alliance Pipeline U.S.
	240,839	4.591%, 12/31/2025 (Acquired Multiple Dates, Cost $224,817) (a)	252,794
		Gulfstream Natural Gas
	945,000	5.560%, 11/01/2015 (Acquired Multiple Dates, Cost $939,444) (a)	946,689
		Source Gas LLC
	680,000	5.900%, 04/01/2017 (Acquired 04/11/2007 and 08/03/2007, Cost $677,858) (a)	662,344
		Southern Star Cent Gas
	195,000	6.000%, 06/01/2016 (Acquired Multiple Dates, Cost $192,317) (a)	191,100
			2,052,927
		Hotels, Restaurants & Leisure 0.1%
		Harrahs Operating Co., Inc.
	1,140,000	5.750%, 10/01/2017	632,700

		Insurance 1.0%
		Jackson National Life Global Funding
	810,000	5.125%, 02/10/2011 (Acquired 02/03/2006 and 08/03/2007, Cost $809,328) (a)	850,535
		Monumental Global Funding
	1,065,000	5.254%, 01/25/2013 (Acquired 12/14/2007, Cost $1,021,327) (a)	1,003,272
		Nationwide Life Global Fund
	745,000	5.450%, 10/02/2012 (Acquired 09/25/2007, Cost $744,069) (a)(e)	793,620
		New York Life Global Funding
	1,200,000	5.250%, 10/16/2012 (Acquired 10/09/2007, Cost 1,199,484) (a)	1,253,088
		Protective Life Corp.
	800,000	5.450%, 09/28/2012	800,650
			4,701,165
		Media 0.9%
		Comcast Corp.
	1,095,000	6.300%, 11/15/2017	1,108,282
		Time Warner, Inc.
	1,260,000	5.400%, 07/02/2012	1,237,990
	995,000	7.700%, 05/01/2032	1,047,543
	965,000	6.500%, 11/15/2036	885,322
			4,279,137
		Medical Supplies & Services 0.3%
		Community Health Systems, Inc.
	51,353	7.848%, 07/02/2014	47,245
	753,081	7.570%, 07/25/2014	692,834
		HCA Inc.
	641,875	8.110%, 11/17/2013	590,525
			1,330,604

		Multi-Utilities & Unregulated Power 1.0%
		Aes Eastern Energy
	692,519	9.000%, 01/02/2017	716,757
		Edison Mission Energy Funding
	144,831	7.330%, 09/15/2008 (Acquired 10/23/2002, Cost $142,800) (a)	144,831
		Homer City Funding LLC
	1,491,750	8.137%, 10/01/2019	1,551,420
		Kern River Funding Corp.
	993,300	4.893%, 04/30/2018 (Acquired Multiple Dates, Cost $973,034) (a)	1,011,786
		Kiowa Power Partners LLC
	777,182	4.811%, 12/30/2013 (Acquired Multiple Dates, Cost $802,965) (a)	784,736
		Midwest Generation LLC
	349,848	8.300%, 07/02/2009	356,845
			4,566,375
		Natural Gas Transmission 0.2%
		Tennessee Gas Pipeline Co.
	860,000	7.500%, 04/01/2017	928,201

		Paper & Forest Products 0.2%
		Abitibi-Consolidated, Inc.
	510,000	8.500%, 08/01/2029 (b)	232,050
		Georgia Pacific Corp.
	845,685	7.800%, 12/20/2012	786,487
			1,018,537
		Pharmaceuticals 0.2%
		Astrazeneca plc
	1,030,000	5.400%, 09/15/2012 (b)	1,086,594

		Real Estate Investment Trusts 0.5%
		CPG Partners LP
	1,185,000	3.500%, 03/15/2009	1,173,155
		Prologis Trust
	1,120,000	5.625%, 11/15/2016	1,018,453
			2,191,608
		Transportation 1.3%
		Burlington North Santa Fe
	134,344	6.230%, 07/02/2018	144,770
	669,665	4.830%, 01/15/2023 (e)	651,678
		CSX Transportation, Inc.
	990,000	5.750%, 03/15/2013	1,001,845
	1,970,000	6.251%, 01/15/2023	1,966,570
		Union Pacific Railroad Co.
	1,425,000	5.450%, 01/31/2013	1,466,542
	698,485	5.866%, 07/02/2030	713,300
			5,944,705
		Utilities 0.8%
		Appalachian Power Co.
	1,075,000	5.650%, 08/15/2012	1,105,515
		Indiantown Cogeneration
	678,524	9.260%, 12/15/2010	710,869
		West Penn Power Co.
	1,860,000	5.950%, 12/15/2017 (Acquired Multiple Dates, Cost $1,856,095) (a)	1,932,014
			3,748,398
		Total Corporate Bonds
		(Cost $146,376,658)	141,125,029

		PREFERRED STOCKS 2.1%
		Thrifts & Mortgage Finance 2.1%
	218,802	Fannie Mae
		8.25%, 12/31/2010	5,260,000
	176,615	Freddie Mac
		8.375%, 12/31/2012	4,309,406

		Total Preferred Stocks	9,569,406
		(Cost $10,016,276)

		MORTGAGE BACKED SECURITIES - 58.4%
		Banc of America Commercial Mortgage Inc.
	1,610,000	Series 2007-2, Class A2, 5.634%, 06/01/2012	1,583,424
	3,135,000	Series 2004-2, Class A3, 4.050%, 11/10/2038	3,055,252
	3,225,000	Series 2006-1, Class A4, 5.372%, 09/10/2045	3,180,922
	1,377,599	Series 2006-6, Class A1, 5.226%, 10/10/2045	1,367,582
	3,370,000	Series 2005-5, Class A2, 5.001%, 10/10/2045	3,337,992
	3,080,000	Series 2006-4, Class A4, 5.634%, 07/10/2046	3,069,115
	1,550,000	Series 2005-6, Class A2, 5.165%, 09/10/2047	1,538,944
		Bear Stearns Commercial Mortgage Security
	1,250,000	Series 2007-PW15, Class A4, 5.331%, 02/11/2044	1,207,250
	2,510,000	Series 2007-T26, Class A4, 5.471%, 01/12/2045	2,444,626
		Citigroup/Deutsche Bank Commercial Mortgage Trust
	2,215,000	Series 2006-CD3, Class A5, 5.617%, 10/15/2048	2,202,134
	713,314	Series 2006-C5, Class A1, 5.273%, 10/15/2049	707,963
	1,755,000	Series 2006-C5, Class A2, 5.378%, 10/15/2049	1,726,584
	7,465,000	Series 2007-CD4, Class A4, 5.322%, 12/11/2049	7,204,975
		Commercial Mortgage Pass-Through Certificate
	2,786,865	Series 2003-LB1A, Class A1, 3.251%, 06/10/2038	2,649,538
	3,040,000	Series 2006-C7, Class A4, 5.768%, 06/10/2046 (c)	3,076,287
	1,655,000	Series 2007-C9, Class A4, 5.816%, 12/10/2049 (c)	1,654,133
		Credit Suisse First Boston Mortgage Securities Corp.
	583,515	Pool # 2005-10, 5.000%, 09/25/2015	567,950
	248,871	Pool # 1998-C2, 6.300%, 11/15/2030	249,796
	111,966	Pool # 2003-1, 7.000%, 02/25/2033 (e)	112,778
	515,000	Pool # 2006-C5, 5.246%, 12/15/2039	503,670
		CWCapital Cobalt
	2,810,000	Series 2007-C2, Class A3, 5.484%, 04/15/2047	2,729,502
	1,575,000	Series 2006-C1, Class A2, 5.174%, 08/15/2048	1,538,463
	2,345,000	Series 2006-C1, Class A4, 5.223%, 08/15/2048	2,261,053
		FHLMC Pools
	140,155	Pool # M80779, 5.000%, 11/01/2009	142,582
	1,441,065	Pool # E0-1418, 4.000%, 07/01/2018	1,416,401
	1,166,150	Pool # E01647, 4.000%, 05/01/2019	1,144,131
	1,372,645	Pool # G1-1678, 4.500%, 04/01/2020	1,369,107
	731,033	Pool # A45788, 6.500%, 05/01/2035	762,316
		FHLMC Remic
	362,916	Series 2630, Class KL, 3.500%, 04/15/2013	362,939
	786,391	Series 2773, Class EB, 4.500%, 08/15/2013	789,792
	124,785	Series R001, Class AE, 4.375%, 04/15/2015	126,392
	444,716	Series 2848, Class CG, 5.000%, 06/15/2015 (e)	446,226
	123,153	Series 2508, Class CR, 4.500%, 03/15/2016 (e)	123,580
	466,491	Series 2695, Class GU, 3.500%, 11/15/2022 (e)	466,310
	2,952,815	Series 2990, Class EN, 4.500%, 02/15/2033	2,966,384
	2,151,631	Series 3031, Class LN, 4.500%, 08/15/2033	2,161,147
	2,238,375	Series 3202, Class LN, 4.500%, 03/15/2035	2,243,100
		FNMA Pool
	383,459	Pool # 380542, 6.150%, 08/01/2008	382,508
	972,195	Pool # 725564, 4.495%, 04/01/2009	974,322
	912,327	Pool # 555648, 4.543%, 06/01/2013	920,000
	1,376,595	Pool # 386341, 3.810%, 08/01/2013	1,339,340
	1,142,882	Pool # 386441, 3.980%, 08/01/2013	1,129,525
	751,004	Pool # 735065, 4.498%, 08/01/2013	756,508
	4,158,642	Pool # 357312, 5.000%, 12/01/2017	4,220,673
	153,084	Pool # 254759, 4.500%, 06/01/2018	153,002
	934,673	Pool # 254919, 4.000%, 09/01/2018	918,521
	2,700,437	Pool # 254865, 4.500%, 09/01/2018	2,699,001
	1,796,112	Pool # 725546, 4.500%, 06/01/2019	1,793,059
	3,915,445	Pool # 735841, 4.500%, 11/01/2019	3,908,791
	2,818,306	Pool # 888105, 5.000%, 08/01/2020	2,860,344
	27,270	Pool # 433043, 6.500%, 06/01/2028	28,519
	56,945	Pool # 447704, 6.500%, 11/01/2028	59,552
	28,194	Pool # 448235, 6.500%, 11/01/2028	29,485
	74,270	Pool # 448635, 6.500%, 11/01/2028	77,672
	3,769	Pool # 449012, 6.500%, 11/01/2028	3,942
	25,925	Pool # 487778, 6.500%, 03/01/2029	27,102
	1,010,880	Pool # 555203, 7.000%, 09/01/2032	1,063,338
	1,556,973	Pool # 952768, 7.000%, 09/01/2037 (e)	1,635,455
	725,879	Pool # 2002T4, 7.500%, 12/25/2041	790,672
		FNMA Remic
	758,337	Series 2002-74, Class PJ, 5.000%, 03/25/2015	761,140
	85,000	Series 1994-3, Class PL, 5.500%, 01/25/2024	88,112
	568,639	Series 2005-27, Class NA, 5.500%, 01/25/2024	571,334
	2,206,403	Series 2005-95, Class LN, 4.500%, 03/25/2033	2,212,621
	43,032	Series 2004-64, Class BA, 5.000%, 03/25/2034	43,466
	960,000	Series 2004-26, Class PE, 4.500%, 04/25/2034	896,931
	332,132	Series 2003-W19, Class IA5, 5.500%, 11/25/2043 (e)	332,802
	866,943	Series 2004-T2, Class IA3, 7.000%, 11/25/2043	960,936
		FNMA TBA
	11,362	9.500%, 10/15/2009 (d)	11,831
	28,670,000	5.000%, 05/01/2034 (d)	28,311,625
	32,980,000	5.500%, 05/01/2034 (d)	33,206,738
	28,910,000	6.000%, 05/15/2035 (d)	29,551,455
	3,490,000	4.500%, 04/15/2036 (d)	3,364,576
		GMAC Commercial Mortgage Securities Inc.
	2,693,541	Pool # 2003-C1, 3.337%, 05/10/2036	2,581,380
		GNMA Pool
	2,026,821	Pool # 2005-21, 5.000%, 03/20/2035	1,783,969
		Greenwich Capital Commercial Funding Corp.
	2,945,000	Series 2005-GG5, Class A2, 5.117%, 04/10/2037	2,926,815
	1,660,000	Series 2005-GG5, Class A5, 5.224%, 04/10/2037	1,650,169
	770,000	Series 2006-GG7, Class A2, 5.914%, 07/10/2038 (c)	772,912
	4,050,000	Series 2007-GG9, Class A2, 5.381%, 03/10/2039	3,965,728
	5,030,000	Series 2007-GG9, Class A4, 5.444%, 03/10/2039	4,893,925
	1,570,017	Series 2007-GG11, Class A1, 5.358%, 12/10/2049	1,537,546
		GS Mortgage Securities Corp. II
	2,665,873	Series 2007-EOP, Class A1, 5.340%, 03/06/2020 (Acquired 09/17/2007 and 11/19/2007, Cost $2,647,403) (a)(c)	2,461,871
	61,839	Series 1998-GLII, Class A2, 6.562%, 04/13/2031	61,721
		JP Morgan Chase Commercial Mortgage Securites Corp.
	5,040,000	Series 2006-LDP9, Class A3, 5.336%, 05/15/2047	4,889,346
		LB-UBS Commercial Mortgage Trust
	1,656,198	Series 2003-C, Class A2, 3.086%, 05/15/2027	1,650,327
	470,000	Series 2005-C3, Class A2, 4.553%, 07/15/2030	464,134
	1,590,000	Series 2005-C5, Class A2, 4.885%, 09/15/2030	1,578,863
	4,300,000	Series 2005-C7, Class A2, 5.103%, 11/15/2030	4,270,876
	1,465,000	Series 2005-C7, Class A4, 5.197%, 11/15/2030	1,457,104
	627,166	Series 1998-C4, Class A2, 6.300%, 10/15/2035	628,248
	3,070,000	Series 2006-C6, Class A4, 5.372%, 09/15/2039	3,004,521
	680,000	Series 2007-C1, Class A2, 5.318%, 02/15/2040	665,131
	4,100,000	Series 2007-C2, Class A2, 5.303%, 02/15/2040	4,002,509
		Master Alternative Loans Trust
	682,397	Pool # 2004-6, 4.500%, 07/25/2014	664,820
		Master Asset Securitization Trust
	545,798	Pool # 2004-3, 4.750%, 01/25/2014	530,106
		Merrill Lynch Commercial Mortgage Trust
	224,247	Series 2002-MW1, Class A2, 4.929%, 07/12/2034 (e)	223,824
	1,551,482	Series 2006-C2, Class A1, 5.601%, 08/12/2043	1,553,921
	1,347,515	Series 2006-3, Class A1, 4.711%, 07/12/2046	1,327,850
	1,960,000	Series 2007-C1, Class A2, 5.725%, 06/12/2050 (c)	1,938,715
		Morgan Stanley Capital I
	959,462	Series 2003-IQ4, Class A1, 3.270%, 05/15/2040	937,477
	4,335,000	Series 2006-IQ11, Class A4, 5.944%, 10/15/2042 (c)	4,380,068
	2,880,000	Series 2006-HQ8, Class A4, 5.565%, 03/12/2044	2,860,998
		Residential Accredit Loans, Inc.
	1,620,457	Series 2004-QS4, Class A1, 4.350%, 03/25/2034	1,460,314
		Wachovia Bank Commercial Mortgage Trust
	1,099,040	Series 2003-C5, Class A1, 2.986%, 06/15/2035	1,049,947
	3,605,000	Series 2005-C22, Class A4, 5.445%, 12/15/2044 (c)	3,601,703
	5,065,000	Series 2006-C24, Class A3, 5.558%, 03/15/2045	5,027,964
	4,805,000	Series 2007-C31, Class A4, 5.509%, 04/15/2047	4,676,696
	3,670,000	Series 2006-C29, Class A4, 5.380%, 11/15/2048	3,558,038
	1,239,873	Series 2007-C32, Class A1, 5.686%, 06/15/2049	1,235,560
		Wells Fargo Mortgage Backed Securities Trust
	2,683,176	Pool # 2006-3, 5.500%, 03/25/2036	2,629,457
		Total Mortgage Backed Securities
		(Cost $267,881,633)	271,479,791

		SHORT-TERM INVESTMENTS 15.6%
		Commercial Paper 13.8%
	$64,190,000	US Bancorp, 2.050%, 04/01/2008	64,186,166

		Variable Rate Demand Notes (f) 1.8%
	8,482,080	U.S. Bank Demand Note, 2.403%	8,482,080

		Total Short-Term Investments	72,668,246
		(Cost $72,668,246)

		Total Investments 116.7%	542,482,148
		(Cost $544,495,123)

		Liabilities in Excess of Other Assets (16.7)%	(77,463,009)

		TOTAL NET ASSETS 100.0%	$465,019,139

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities
	may be resold in transactions exempt from registration normally to qualified institutional buyers.
	The total value of these securites amounted to $25,543,126 (5.5% of net assets) at March 31, 2008.
(b)	U.S.-dollar denominated security of foreign issuer.
(c)	Adjustable Rate.
(d)	When-issued security.
(e)	Security marked as segregated to cover when-issued security.
(f)	Variable rate demand notes are considered short-term obligations and are payable upon demand.
	Interest rates change periodically on specified dates. The rates listed are as of March 31, 2008.

	The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

	Cost of investments	$ 544,495,123
	Gross unrealized appreciation	7,151,592
	Gross unrealized depreciation	(9,164,567)
	Net unrealized depreciation	$ (2,012,975)

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Frontegra Columbus Core Fund
Schedule of Investments
March 31, 2008 (Unaudited)

	Principal
	Amount		Value
		ASSET BACKED SECURITIES 12.7%
		American Express Credit Account Master Trust
	$770,000	2005-3, Class A, 5.030%, 01/18/2011 (c)(e)	$769,978
	235,000	2005-6, Class A, 5.030%, 03/15/2011 (c)(e)	234,598
		Americredit Automobile Receivables Trust
	40,692	2007-DF, Class A1, 5.914%, 10/06/2008 (c)(e)	40,703
	715,000	2007-DF, Class A2A, 5.660%, 01/06/2011 (e)	714,256
		Bank One Issuance Trust
	825,000	2003-3A, Class A3, 5.140%, 12/15/2010 (c)(e)	824,994
		Capital One Auto Trust
	137,136	2007-A, Class A2, 5.330%, 05/15/2010 (e)	137,114
	251,684	2007-B, Class A2, 5.270%, 06/15/2010 (e)	251,153
		Capital One Multi-Asset Execution Trust
	570,000	2005-A8, Class A, 4.400%, 08/15/2011	573,605
		Caterpillar Financial Asset Trust
	40,484	2007-A, Class A1, 5.672%, 09/25/2008	40,559
		Chase Credit Card Master Trust
	390,000	2002-3, Class A, 2.684%, 09/15/2011 (c)	386,826
		Chase Issuance Trust
	1,070,000	2005-1A, Class A1, 5.040%, 12/15/2010 (c)(e)	1,069,951
		Citibank Credit Card Issuance Trust
	440,000	2003-A8, Class A8, 3.500%, 08/16/2010	440,193
	520,000	2008-A1, Class A1, 5.350%, 02/07/2020	521,911
		CNH Equipment Trust
	29,449	2007-B, Class A1, 5.816%, 10/09/2008	29,481
	295,000	2007-B, Class A2A, 5.460%, 06/15/2010	297,188
		Ford Credit Auto Trust
	95,237	2006-B, Class A2A, 5.420%, 07/15/2009 (e)	95,422
		Hertz Vehicle Financing LLC
	230,000	2004-1, Class A4, 3.230%, 05/25/2010 (Acquired 02/01/2008, Cost $217,735) (a)	226,318
	295,000	2005-2A, Class A6, 5.080%, 11/25/2011 (Acquired 12/15/2005 and 08/03/2007, Cost $294,952) (a)	271,522
		Honda Auto Receivables Owner Trust
	52,479	2007-3, Class A1, 5.565%, 04/15/2008	52,588
	356,191	2006-1, Class A3, 5.070%, 02/18/2010	358,685
		Keystone Owner Trust
	42,057	1998-P1, Class M1, 7.530%, 05/25/2025 (Acquired 04/22/2003 and 08/03/2007, Cost $43,785) (a)	41,961
		MBNA Credit Card Master Trust
	1,215,000	1998-E, Class A, 5.390%, 09/15/2010 (c)	1,215,833
	425,000	2003-A7, Class A7, 2.650%, 11/15/2010	424,693
	355,000	2005-A7, Class A7, 4.300%, 02/15/2011	355,967
	585,000	2002-A8, Class A8, 2.863%, 12/15/2011 (c)	579,718
		Mid-State Trust
	274,438	11, Class A1, 4.864%, 07/15/2038	268,439
		Nissan Auto Receivables Owner Trust
	304,541	2008-A, Class A1, 3.998%, 09/15/2008	305,053
	132,441	2006-B, Class A3, 5.160%, 02/15/2010	133,456
		SLM Student Loan Trust
	482,907	2007-7, Class A1, 5.038%, 10/25/2012 (c)	479,074
	425,000	2008-1, Class A1, 4.627%, 07/25/2013 (c)	425,181
	168,117	2007-2, Class A1, 5.064%, 04/25/2014 (c)	167,445
		USAA Auto Owner Trust
	571,799	2006-1, Class A3, 5.010%, 09/15/2010 (e)	576,092
	464,836	2006-3, Class A3, 5.470%, 02/15/2011 (e)	470,168
		Total Asset Backed Securities
		(Cost $8,607,154)	12,780,125

		CORPORATE BONDS 32.7%
		Beverages 0.1%
		Diageo Capital plc
	115,000	5.750%, 10/23/2017 (b)	117,776

		Capital Markets 0.6%
		Goldman Sachs Group, Inc.
	155,000	5.625%, 01/15/2017	148,695
	270,000	5.950%, 01/18/2018	267,368
		Morgan Stanley
	215,000	5.550%, 04/27/2017	202,189
			618,252
		Commercial Banks 4.6%
		BB&T Corp.
	475,000	4.900%, 06/30/2017	429,833
		Firstar Bank
	480,000	7.125%, 12/01/2009	512,221
		HSBC Bank
	310,000	4.625%, 04/01/2014	299,059
	195,000	6.000%, 08/09/2017	199,491
		JP Morgan Chase Bank
	335,000	6.000%, 10/01/2017	349,145
		Marshall & Ilsley Bank
	870,000	5.401%, 12/04/2012	812,290
		Suntrust Bank
	695,000	5.919%, 05/21/2012	684,519
	170,000	7.250%, 03/15/2018	173,855
		Wachovia Bank
	555,000	6.000%, 11/15/2017	542,060
		Wells Fargo Bank
	165,000	4.750%, 02/09/2015	160,903
	470,000	5.750%, 05/16/2016	484,519
			4,647,895
		Computers & Peripherals 0.2%
		Tyco Electronics Group S A
	185,000	6.000%, 10/01/2012 (Acquired 09/20/2007, Cost $184,919) (a)(b)	189,614

		Consumer Finance 1.5%
		American Express Co.
	445,000	6.150%, 08/28/2017	442,948
	275,000	7.000%, 03/19/2018	288,700
		ERAC USA Finance Co.
	375,000	6.375%, 10/15/2017 (Acquired 10/10/2007, Cost $374,344) (a)	335,057
		Household Finance Corp.
	435,000	6.375%, 10/15/2011	447,139
			1,513,844
		Diversified Financial Services 6.4%
		American General Finance
	275,000	5.900%, 09/15/2012	271,796
	385,000	6.900%, 12/15/2017	376,250
		Bank of America Corp.
	420,000	5.300%, 03/15/2017	417,168
	165,000	6.000%, 09/01/2017	173,476
		Cargill, Inc.
	230,000	5.600%, 09/15/2012 (Acquired 09/06/2007, Cost $229,929) (a)	235,714
		CIT Group Inc.
	195,000	5.168%, 11/03/2010 (c)	151,669
	210,000	5.610%, 02/13/2012 (c)	153,390
	335,000	7.625%, 11/30/2012	278,430
	395,000	5.310%, 12/21/2012	278,737
		Citigroup, Inc.
	215,000	6.000%, 02/21/2012	219,496
	290,000	5.300%, 10/17/2012	290,724
	100,000	5.500%, 02/15/2017	93,671
	320,000	6.125%, 11/21/2017	319,528
		Genworth Global Funding
	210,000	5.200%, 10/08/2010	215,956
		International Lease Finance Corp.
	370,000	5.350%, 03/01/2012	364,345
		JP Morgan Chase & Co.
	105,000	6.625%, 03/15/2012	111,631
	165,000	6.000%, 01/15/2018	172,065
		Liberty Property LP
	230,000	6.625%, 10/01/2017	218,441
		Merrill Lynch & Co.
	270,000	6.050%, 08/15/2012	274,223
	145,000	6.400%, 08/28/2017	143,087
		Morgan Stanley
	270,000	5.950%, 12/28/2017	260,943
		Pricoa Global Funding I
	180,000	5.331%, 03/03/2009 (Acquired 03/01/2006 and 08/03/2007, Cost $180,000) (a)	179,891
	330,000	5.400%, 10/18/2012 (Acquired 10/11/2007, Cost $329,343) (a)	348,650
		Prudential Financial Inc.
	335,000	6.000%, 12/01/2017	337,650
		Simon Property Group LP
	340,000	5.100%, 06/15/2015	312,355
		Windsor Financing LLC
	205,382	5.881%, 07/15/2017 (Acquired Multiple Dates, Cost $205,033) (a)	224,558
			6,423,844
		Diversified Telecommunication Services 2.6%
		AT&T, Inc.
	540,000	4.950%, 01/15/2013	541,830
		British Telecom plc
	275,000	5.150%, 01/15/2013 (b)	270,999
		Comcast Cable Communications Holdings, Inc.
	180,000	8.375%, 03/15/2013	199,949
		Deutsche Telekom International Finance BV
	285,000	5.750%, 03/23/2016 (b)	281,772
		Sprint Nextel Corp.
	350,000	6.000%, 12/01/2016	272,125
		Telecom Italia Capital
	240,000	5.250%, 11/15/2013 (b)	224,254
		Telefonica Emisiones SAU
	265,000	6.221%, 07/03/2017 (b)	266,652
		Verizon Communications
	570,000	5.500%, 02/15/2018	555,160
			2,612,741
		Electric Utilities 5.7%
		Commonwealth Edison Co.
	640,000	4.740%, 08/15/2010	654,836
	200,000	5.950%, 08/15/2016	203,142
	95,000	6.150%, 09/15/2017	97,528
		Consumers Energy Co.
	225,000	4.400%, 08/15/2009	226,248
		Entergy Arkansas Inc.
	400,000	5.000%, 07/01/2018 (Acquired 06/18/2003 and 08/03/2007, Cost $394,590) (a)	376,053
		Entergy Gulf States, Inc.
	215,000	4.875%, 11/01/2011	214,111
	235,000	5.250%, 08/01/2015	222,039
		Entergy Louisiana LLC
	170,000	5.500%, 04/01/2019	165,704
		Florida Power Corp.
	330,000	5.800%, 09/15/2017	350,190
		FPL Energy Virgina Funding Corp.
	157,830	7.520%, 06/30/2019 (Acquired 02/10/2006 and 08/03/2007, Cost $168,490) (a)	195,003
		General Electric
	1,420,000	5.250%, 10/19/2012	1,475,552
		Great River Energy
	375,000	5.829%, 07/01/2017 (Acquired 06/21/2007 and 08/03/2007, Cost $375,000) (a)(e)	389,771
		Indianapolis Power & Light Co.
	80,000	6.300%, 07/01/2013 (Acquired 10/17/2006 and 08/03/2007, Cost $82,441) (a)	87,168
	175,000	6.050%, 10/01/2036 (Acquired 10/02/2006 and 08/03/2007, Cost $173,877) (a)	167,393
		Mackinaw Power LLC
	239,250	6.296%, 10/31/2023 (Acquired Multiple Dates, Cost $239,621) (a)	257,514
		Northern State Power
	165,000	6.200%, 07/01/2037	170,595
		Virginia Electric & Power Co.
	260,000	5.950%, 09/15/2017	273,810
		Westar Energy Inc.
	210,000	6.000%, 07/01/2014	219,637
			5,746,294
		Food & Staples Retailing 0.5%
		General Mills, Inc.
	275,000	5.650%, 09/10/2012	286,011
		Kellogg Co.
	220,000	5.125%, 12/03/2012	227,493
			513,504
		Gas Utilities 1.3%
		Alliance Pipeline U.S.
	445,551	4.591%, 12/31/2025 (Acquired Multiple Dates, Cost $413,515) (a)	467,669
		Gulfstream Natural Gas
	225,000	5.560%, 11/01/2015 (Acquired Multiple Dates, Cost $225,568) (a)	225,402
		Northern Natural Gas Co.
	370,000	5.375%, 10/31/2012 (Acquired 04/05/2006, Cost $367,010) (a)	390,148
		Source Gas LLC
	175,000	5.900%, 04/01/2017 (Acquired 04/11/2007 and 08/03/2007, Cost $174,449) (a)	170,456
		Southern Star Cent Gas
	50,000	6.000%, 06/01/2016 (Acquired 04/06/2006 and 08/03/2007, Cost $49,832) (a)	49,000
			1,302,675
		Insurance 2.7%
		Genworth Financial, Inc.
	325,000	5.650%, 06/15/2012	325,922
		Jackson National Life Global Funding
	270,000	5.125%, 02/10/2011 (Acquired Multiple Dates, Cost $268,564) (a)	283,512
		Monumental Global Funding
	235,000	5.254%, 01/25/2013 (Acquired 12/14/2007, Cost $225,363) (a)	221,379
		Nationwide Life Global Fund
	795,000	5.450%, 10/02/2012 (Acquired 09/25/2007, Cost $794,006) (a)	846,883
		New York Life Global Funding
	225,000	5.250%, 10/16/2012 (Acquired 10/09/2007, Cost $224,903) (a)	234,954
		Protective Life Corp.
	795,000	5.450%, 09/28/2012	795,646
			2,708,296
		Media 1.0%
		Comcast Corp.
	280,000	6.300%, 11/15/2017	283,396
		Time Warner, Inc.
	280,000	5.400%, 07/02/2012	275,109
	220,000	7.700%, 05/01/2032	231,618
	220,000	6.500%, 11/15/2036	201,835
			991,958
		Multi-Utilities & Unregulated Power 0.9%
		Kern River Funding Corp.
	257,950	4.893%, 04/30/2018 (Acquired Multiple Dates, Cost $253,073) (a)	262,750
		Kiowa Power Partners LLC
	211,959	4.811%, 12/30/2013 (Acquired 11/22/2004 and 08/03/2007, Cost $219,300) (a)	214,019
		Midamerican Energy Holdings
	400,000	6.500%, 09/15/2037	400,870
			877,639
		Oil, Gas & Consumable Fuels 0.4%
		PF Export Receivables Master Trust
	366,009	3.748%, 06/01/2013 (Acquired Multiple Dates, Cost $364,880) (a)	376,305

		Pharmaceuticals 0.5%
		Astrazeneca plc
	485,000	5.400%, 09/15/2012 (b)	511,649

		Real Estate Investment Trusts 0.2%
		Prologis Trust
	250,000	5.625%, 11/15/2016	227,333

		Transportation 2.8%
		Burlington North Santa Fe
	599,633	6.230%, 07/02/2018	646,170
	687,087	2004-1, 4.575%, 01/15/2021	633,017
		CSX Transportation, Inc.
	205,000	6.750%, 03/15/2011	216,429
	435,000	6.251%, 01/15/2023	434,243
		Union Pacific Corp.
	320,000	5.450%, 01/31/2013	329,328
	581,032	5.404%, 07/02/2025	583,869
			2,843,056
		Utilities 0.7%
		Appalachian Power Co.
	235,000	5.650%, 08/15/2012	241,671
		West Penn Power Co.
	410,000	5.950%, 12/15/2017 (Acquired Multiple Dates, Cost $409,144) (a)	425,874
			667,545
		Total Corporate Bonds
		(Cost $32,818,548)	32,890,220

		MORTGAGE BACKED SECURITIES 69.4%
		Banc of America Commercial Mortgage Inc.
	295,000	Series 2007-2, Class A2, 5.634%, 06/01/2012	290,130
	485,000	Series 2004-2, Class A3, 4.050%, 11/10/2038	472,663
	710,000	Series 2006-1, Class A4, 5.372%, 09/10/2045	700,296
	180,000	Series 2005-5, Class A2, 5.001%, 10/10/2045	178,290
	383,369	Series 2006-6, Class A1, 5.226%, 10/10/2045	380,581
	670,000	Series 2006-4, Class A4, 5.634%, 07/10/2046	667,632
	345,000	Series 2005-6, Class A2, 5.165%, 09/10/2047	342,539
		Bear Stearns Commercial Mortgage Security
	280,000	Series 2007-PW15, Class A4, 5.331%, 02/11/2044	270,424
	555,000	Series 2007-T26, Class A4, 5.471%, 01/12/2045	540,545
		Chase Commercial Mortgage Securities Corp.
	411,438	Series 1998-2, Class A2, 6.390%, 11/18/2030	412,313
		Citigroup/Deutsche Bank Commercial Mortgage Trust
	495,000	Series 2006-CD3, Class A5, 5.617%, 10/15/2048	492,125
	180,426	Series 2006-C5, Class A1, 5.273%, 10/15/2049	179,073
	390,000	Series 2006-C5, Class A2, 5.378%, 10/15/2049	383,685
	1,670,000	Series 2007-CD4, Class A4, 5.322%, 12/11/2049	1,611,830
		Commercial Mortgage Pass-Through Certficate
	782,893	Series 2003-LB1A, Class A1, 3.251%, 06/10/2038	744,314
	775,000	Series 2006-C7, Class A4, 5.768%, 06/10/2046 (c)	784,251
	415,000	Series 2007-C9, Class A4, 5.816%, 12/10/2049 (c)	414,783
		Credit Suisse First Boston Mortgage Securities Corp.
	163,263	Pool # 2005-10, 5.000%, 09/25/2015	158,908
	188,799	Pool # 1998-C2, 6.300%, 11/15/2030	189,500
	34,009	Pool # 2003-1, 7.000%, 02/25/2033 (e)	34,256
	115,000	Pool # 2006-C5, 5.246%, 12/15/2039	112,470
		CWCapital Cobalt
	625,000	Series 2007-C2, Class A3, 5.484%, 04/15/2047	607,096
	350,000	Series 2006-C1, Class A2, 5.174%, 08/15/2048	341,881
	520,000	Series 2006-C1, Class A4, 5.223%, 08/15/2048	501,385
		FHLMC Pools
	4,801	Pool # 25, 6.500%, 12/25/2008	4,792
	215,320	Pool # 2775, 3.000%, 11/15/2013	214,836
	348,718	Pool # B18639, 4.000%, 01/01/2015	350,277
	374,097	Pool # E0-1418, 4.000%, 07/01/2018	367,695
	328,493	Pool # E01647, 4.000%, 05/01/2019	322,290
	308,348	Pool # G1-1678, 4.500%, 04/01/2020	307,553
	197,263	Pool # A45788, 6.500%, 05/01/2035	205,704
		FHLMC Remic
	97,851	Series 2630, Class KL, 3.500%, 04/15/2013	97,857
	256,612	Series 2773, Class EB, 4.500%, 08/15/2013	257,722
	122,279	Series 2848, Class CG, 5.000%, 06/15/2015 (e)	122,694
	33,744	Series 2508, Class CR, 4.500%, 03/15/2016 (e)	33,860
	111,401	Series 2695, Class GU, 3.500%, 11/15/2022 (e)	111,358
	823,840	Series 2990, Class EN, 4.500%, 02/15/2033	827,626
	595,313	Series 3031, Class LN, 4.500%, 08/15/2033	597,946
	534,052	Series 3202, Class LN, 4.500%, 03/15/2035	535,179
	427,275	Series 3036, Class LZ, 5.000%, 09/15/2035	369,169
		FNMA Pools
	81,862	Pool # 380542, 6.150%, 08/01/2008	81,659
	458,709	Pool # 381370, 5.740%, 03/01/2009	463,008
	264,286	Pool # 725564, 4.495%, 04/01/2009	264,864
	1,204,000	Pool # 385537, 4.745%, 11/01/2012	1,232,337
	236,186	Pool # 555648, 4.543%, 06/01/2013	238,173
	399,657	Pool # 386341, 3.810%, 08/01/2013	388,841
	303,037	Pool # 386441, 3.980%, 08/01/2013	299,495
	192,995	Pool # 735065, 4.498%, 08/01/2013	194,410
	317,995	Pool # 745456, 5.500%, 03/01/2016	326,979
	369,865	Pool # 357312, 5.000%, 12/01/2017	375,382
	148,445	Pool # 254759, 4.500%, 06/01/2018	148,366
	242,629	Pool # 254919, 4.000%, 09/01/2018	238,436
	503,966	Pool # 725546, 4.500%, 06/01/2019	503,110
	1,008,575	Pool # 735841, 4.500%, 11/01/2019	1,006,861
	273,815	Pool # 555203, 7.000%, 09/01/2032	288,025
	332,076	Pool # 386320, 4.550%, 10/01/2033	321,710
	264,392	Pool # 952768, 7.000%, 09/01/2037	277,719
	167,715	Pool # 2002T4, 7.500%, 12/25/2041	182,685
		FNMA Remic
	195,953	Series 2002-74, Class PJ, 5.000%, 03/25/2015	196,677
	146,452	Series 2005-27, Class NA, 5.500%, 01/25/2024	147,146
	617,448	Series 2005-95, Class LN, 4.500%, 03/25/2033	619,187
	236,673	Series 2004-64, Class BA, 5.000%, 03/25/2034	239,060
	210,000	Series 2004-26, Class PE, 4.500%, 04/25/2034	196,204
	89,323	Series 2003-W19, Class IA5, 5.500%, 11/25/2043 (e)	89,504
	230,553	Series 2004-T2, Class IA3, 7.000%, 11/25/2043	255,550
		FNMA TBA
	7,185,000	5.000%, 05/01/2034 (d)	7,095,187
	9,345,000	5.500%, 05/01/2034 (d)	9,409,247
	7,745,000	6.000%, 05/15/2035 (d)	7,916,846
	820,000	4.500%, 04/15/2036 (d)	790,531
		GMAC Commercial Mortgage Securities Inc.
	767,755	Pool # 2003-C1, 3.337%, 05/10/2036	735,785
		GNMA Pool
	522,676	Pool # 2005-21, 5.000%, 03/20/2035	460,049
		Greenwich Capital Commercial Funding Corp.
	665,000	Series 2005-GG5, Class A2, 5.117%, 04/10/2037	660,894
	370,000	Series 2005-GG5, Class A5, 5.224%, 04/10/2037	367,809
	180,000	Series 2006-GG7, Class A2, 5.914%, 07/10/2038 (c)	180,681
	930,000	Series 2007-GG9, Class A2, 5.381%, 03/10/2039	910,649
	1,115,000	Series 2007-GG9, Class A4, 5.444%, 03/10/2039	1,084,836
	399,910	Series 2007-GG11, Class A1, 5.358%, 12/10/2049	391,639
		GS Mortgage Securities Corp. II
	444,312	Series 2007-EOP, Class A1, 5.340%, 03/06/2020 (Acquired 09/17/2007, Cost $441,535) (a)(c)	410,312
	15,681	Series 1998-GLII, Class A2, 6.562%, 04/13/2031	15,651
		JP Morgan Chase Commercial Mortgage Securities Corp.
	903,993	Series 2002-C1, Class A2, 4.914%, 07/12/2037	899,407
	577,871	Series 2004-C2, Class A1, 4.278%, 05/15/2041	573,205
	1,300,000	Series 2006-LDP9, Class A3, 5.336%, 05/15/2047	1,261,141
		LB-UBS Commercial Mortgage Trust
	363,897	Series 2003-C, Class A2, 3.086%, 05/15/2027	362,607
	120,000	Series 2005-C3, Class A2, 4.553%, 07/15/2030	118,502
	130,000	Series 2005-C5, Class A2, 4.885%, 09/15/2030	129,089
	355,000	Series 2005-C7, Class A4, 5.197%, 11/15/2030	353,086
	139,027	Series 1998-C4, Class A2, 6.300%, 10/15/2035	139,267
	675,000	Series 2006-C6, Class A4, 5.372%, 09/15/2039	660,603
	150,000	Series 2007-C1, Class A2, 5.318%, 02/15/2040	146,720
	1,274,000	Series 2007-C2, Class A2, 5.303%, 02/15/2040	1,243,706
		Master Alternative Loans Trust
	198,057	Pool # 2004-6, 4.500%, 07/25/2014	192,956
		Master Asset Securitization Trust
	151,824	Pool # 2004-3, 4.750%, 01/25/2014	147,459
		Merrill Lynch Commercial Mortgage Trust
	434,189	Series 1998-C3, Class A3, 5.880%, 12/15/2030	434,414
	59,439	Series 2002-MW1, Class A2, 4.929%, 07/12/2034	59,327
	430,114	Series 2006-C2, Class A1, 5.601%, 08/12/2043	430,790
	440,000	Series 2007-C1, Class A2, 5.725%, 06/12/2050 (c)	435,222
		Morgan Stanley Capital I
	287,701	Series 2003-IQ4, Class A1, 3.270%, 05/15/2040	281,109
	955,000	Series 2006-IQ11, Class A4, 5.944%, 10/15/2042 (c)	964,929
	630,000	Series 2006-HQ8, Class A4, 5.565%, 03/12/2044	625,843
		Residential Accredit Loans, Inc.
	356,949	Series 2004-QS4, Class A1, 4.350%, 03/25/2034	321,673
		Residential Asset Securitization Trust
	319,664	Series 2003-A6, Class A1, 4.500%, 07/25/2033	296,454
		Wachovia Bank Commercial Mortgage Trust
	396,958	Series 2003-C5, Class A1, 2.986%, 06/15/2035	379,226
	795,000	Series 2005-C22, Class A4, 5.445%, 12/15/2044 (c)	794,273
	1,115,000	Series 2006-C24, Class A3, 5.558%, 03/15/2045	1,106,847
	1,075,000	Series 2007-C31, Class A4, 5.509%, 04/15/2047	1,046,295
	850,000	Series 2006-C29, Class A4, 5.380%, 11/15/2048	824,069
	277,093	Series 2007-C32, Class A1, 5.686%, 06/15/2049	276,129
		Wells Fargo Mortgage Backed Securities Trust
	785,338	Pool # 2006-3, 5.500%, 03/25/2036	769,615
		Total Mortgage Backed Securities
		(Cost $73,013,962)	69,816,995

		SHORT-TERM INVESTMENTS 8.6%
		Commercial Paper 6.9%
	$6,925,000	US Bancorp, 2.050%, 04/01/2008	6,924,586

		Variable Rate Demand Notes (f) 1.7%
	1,699,860	U.S. Bank Demand Note, 2.403%	1,699,860

		Total Short-Term Investments	8,624,446
		(Cost $8,624,446)

		Total Investments 123.4%	124,111,786
		(Cost $123,064,110)

		Liabilities in Excess of Other Assets (23.4)%	(23,565,552)

		TOTAL NET ASSETS 100.0%	$100,546,234

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities
	may be resold in transactions exempt from registration normally to qualified institutional buyers.
	The total value of these securites amounted to $8,104,850 (8.1% of net assets) at March 31, 2008.
(b)	U.S.-dollar denominated security of foreign issuer.
(c)	Adjustable Rate.
(d)	When-issued security.
(e)	Security marked as segregated to cover when-issued security.
(f)	Variable rate demand notes are considered short-term obligations and are payable upon demand.
	Interest rates change periodically on specified dates. The rates listed are as of March 31, 2008.

	The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

	Cost of investments	$ 123,064,110
	Gross unrealized appreciation	1,802,888
	Gross unrealized depreciation	(755,212)
	Net unrealized appreciation	$ 1,047,676

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Frontegra IronBridge Small Cap Fund
Schedule of Investments
March 31, 2008 (Unaudited)

	Number of Shares		Value
		COMMON STOCKS 95.1%
		Aerospace & Defense 3.7%
	35,690	Esterline Technologies Corp. (a)	$1,797,705
	132,259	Moog Inc. - Class A (a)	5,582,652
	120,243	Orbital Sciences Corp. (a)	2,897,856
	66,293	Triumph Group, Inc.	3,774,061
			14,052,274
		Auto Components 2.0%
	291,710	Gentex Corp.	5,002,827
	120,222	Superior Industries International, Inc.	2,494,606
			7,497,433
		Biotechnology 2.6%
	141,874	Cepheid, Inc. (a)	3,460,307
	171,174	Exelixis, Inc. (a)	1,189,659
	133,225	Isis Pharmaceuticals, Inc. (a)	1,879,805
	50,169	Techne Corp. (a)	3,379,384
			9,909,155
		Building Products 1.9%
	277,764	Apogee Enterprises, Inc.	4,277,565
	92,888	Universal Forest Products, Inc.	2,990,994
			7,268,559
		Capital Markets 1.3%
	306,292	Jefferies Group, Inc.	4,940,490

		Chemicals 5.4%
	83,738	Arch Chemicals, Inc.	3,120,078
	158,910	FMC Corp.	8,817,916
	75,611	Lubrizol Corp.	4,197,167
	96,184	Methanex Corp. (b)	2,517,135
	30,387	Minerals Technologies Inc.	1,908,303
			20,560,599
		Commercial Banks 5.3%
	154,017	Cathay General Bancorp	3,192,773
	55,124	Cullen/Frost Bankers, Inc.	2,923,777
	151,925	First Midwest Bancorp, Inc.	4,218,957
	349,513	Sterling Bancshares, Inc.	3,474,159
	85,212	United Bankshares, Inc.	2,270,900
	79,665	Westamerica Bancorporation	4,190,379
			20,270,945
		Commercial Services & Supplies 2.2%
	38,392	Mobile Mini, Inc. (a)	729,448
	11,942	Strayer Education, Inc.	1,821,155
	79,256	TeleTech Holdings, Inc. (a)	1,780,090
	70,369	Watson Wyatt Worldwide, Inc. - Class A	3,993,440
			8,324,133
		Communications Equipment 2.0%
	82,918	Polycom, Inc. (a)	1,868,972
	230,801	Tekelec (a)	2,873,472
	139,798	ViaSat, Inc. (a)	3,036,413
			7,778,857
		Computer Programming Services 0.3%
	120,015	Perficient, Inc. (a)	952,919

		Computers & Peripherals 0.7%
	113,527	Synaptics Inc. (a)	2,711,025

		Electric Utilities 1.2%
	133,240	Black Hills Corp.	4,767,327

		Electrical Equipment 4.0%
	176,702	American Superconductor Corp. (a)	4,097,720
	122,925	Thomas & Betts Corp. (a)	4,470,782
	253,868	Woodward Governor Co.	6,783,353
			15,351,855
		Electronic Equipment & Instruments 6.8%
	138,130	Flir Systems, Inc. (a)	4,156,332
	22,070	Itron, Inc. (a)	1,991,376
	143,469	National Instruments Corp.	3,750,280
	106,520	Rofin-Sinar Technologies, Inc. (a)	4,782,748
	26,927	Scansource, Inc. (a)	974,488
	257,490	Trimble Navigation Ltd. (a)	7,361,639
	182,412	Veeco Instruments, Inc. (a)	3,033,511
			26,050,374
		Energy Equipment & Services 4.8%
	36,620	Lufkin Industries, Inc.	2,337,088
	63,988	Oceaneering International, Inc. (a)	4,031,244
	111,990	Oil States International, Inc. (a)	5,018,272
	81,725	Unit Corp. (a)	4,629,721
	36,720	W-H Energy Services, Inc. (a)	2,528,172
			18,544,497
		Food Products 1.0%
	55,361	Corn Products International, Inc.	2,056,108
	73,610	Peet's Coffee & Tea, Inc. (a)	1,730,571
			3,786,679
		Gas Utilities 2.0%
	132,802	AGL Resources, Inc.	4,557,765
	140,848	Southern Union Co.	3,277,533
			7,835,298
		Health Care Equipment & Supplies 7.4%
	230,919	ABIOMED, Inc. (a)	3,034,276
	38,402	Analogic Corp.	2,555,269
	47,100	ArthroCare Corp. (a)	1,570,785
	106,224	Hansen Medical, Inc. (a)	1,493,509
	116,160	IDEXX Laboratories, Inc. (a)	5,722,042
	39,762	Illumina, Inc. (a)	3,017,936
	103,246	SonoSite, Inc. (a)	2,935,284
	149,951	Thoratec Corp. (a)	2,142,800
	96,247	Varian, Inc. (a)	5,574,626
	19,855	Zoll Medical Corp. (a)	527,944
			28,574,471
		Health Care Providers & Services 3.6%
	161,067	Cerner Corp. (a)	6,004,578
	96,566	Owens & Minor, Inc.	3,798,906
	237,146	Phase Forward, Inc. (a)	4,050,454
			13,853,938
		Hotels, Restaurants & Leisure 0.7%
	71,177	WMS Industries, Inc. (a)	2,560,237

		Household Durables 4.5%
	102,364	AptarGroup, Inc.	3,985,031
	115,040	iRobot Corp. (a)	1,968,334
	78,380	Snap-On Inc.	3,985,623
	141,820	Tupperware Brands Corp.	5,485,598
	82,506	Universal Electronics Inc. (a)	1,997,470
			17,422,056
		Industrial Conglomerates 1.5%
	11,455	Alleghany Corp. (a)	3,911,746
	64,461	Raven Industries, Inc.	1,953,168
			5,864,914
		Insurance 3.7%
	229,550	American Financial Group, Inc.	5,867,298
	72,836	Argo Group International Holdings Ltd. (a)(b)	2,587,135
	85,035	FBL Financial Group, Inc. - Class A	2,422,647
	80,453	Selective Insurance Group, Inc.	1,921,217
	49,916	Stewart Information Services Corp.	1,397,149
			14,195,446
		Leisure Equipment & Products 1.8%
	316,478	Callaway Golf Co.	4,645,897
	335,689	Leapfrog Enterprises, Inc. (a)	2,366,607
			7,012,504
		Machinery 4.8%
	104,803	Astec Industries, Inc. (a)	4,062,164
	123,569	IDEX Corp.	3,792,333
	86,526	Kaydon Corp.	3,799,357
	103,896	Lincoln Electric Holdings, Inc.	6,700,253
			18,354,107
		Marine 1.5%
	131,807	Alexander & Baldwin, Inc.	5,678,246

		Metals & Mining 2.0%
	62,208	AMCOL International Corp.	1,942,756
	119,790	GrafTech International Ltd. (a)	1,941,796
	87,702	RTI International Metals, Inc. (a)	3,965,007
			7,849,559
		Multi-Utilities & Unregulated Power 2.0%
	398,142	Avista Corp.	7,787,657

		Oil & Gas 1.4%
	106,550	Cabot Oil & Gas Corp.	5,417,002

		Real Estate 4.8%
	197,372	Corporate Office Properties Trust	6,633,673
	95,320	First Industrial Realty Trust, Inc.	2,944,435
	128,114	Mid-America Apartment Communities, Inc.	6,385,201
	59,572	The St. Joe Co. (a)	2,557,426
			18,520,735
		Semiconductor & Semiconductor Equipment 1.9%
	69,394	Cohu, Inc.	1,127,652
	180,003	Cypress Semiconductor Corp. (a)	4,249,871
	61,081	Varian Semiconductor Equipment Associates, Inc. (a)	1,719,430
			7,096,953
		Software 1.8%
	82,174	Jack Henry & Associates, Inc.	2,027,232
	122,019	Manhattan Associates, Inc. (a)	2,797,896
	124,515	Parametric Technology Corp. (a)	1,989,750
			6,814,878
		Specialty Retail 0.9%
	78,938	Stage Stores, Inc.	1,278,796
	58,783	Tractor Supply Co. (a)	2,323,104
			3,601,900
		Textiles, Apparel & Luxury Goods 2.6%
	93,176	Oxford Industries, Inc.	2,099,255
	267,348	Wolverine World Wide, Inc.	7,755,766
			9,855,021
		Thrifts & Mortgage Finance 1.0%
	164,577	Washington Federal, Inc.	3,758,939

		Total Common Stocks	364,820,982
		(Cost $340,373,386)

		EXCHANGE TRADED FUNDS - 2.0%
	112,680	iShares Russell 2000 Index Fund	7,719,707

		Total Exchange Traded Funds	7,719,707
		(Cost $7,805,199)

	Principal Amount		Value
		SHORT TERM-INVESTMENTS 1.5%
		Commercial Paper 0.5%
	$1,772,000	U.S. Bancorp, 2.050%, 04/01/2008	1,772,000

		Variable Rate Demand Notes (c) 1.0%
	3,869,716	U.S. Bank Demand Note, 2.403%	3,869,716

		Total Short-Term Investments	5,641,716
		(Cost $5,641,716)

		Total Investments 98.6%	378,182,405
		(Cost $353,820,301)

		Other Assets in Excess of Liabilities 1.4%	5,543,723

		TOTAL NET ASSETS 100.0%	$383,726,128

(a)	Non-Income Producing.
(b)	U.S.-dollar denominated security of foreign issuer.
(c)	Variable rate demand notes are considered short-term obligations and are payable upon demand.
	Interest rates change periodically on specified dates. The rates listed are as of March 31, 2008.

	The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

	Cost of investments	$ 353,820,301
	Gross unrealized appreciation	64,306,966
	Gross unrealized depreciation	(39,944,862)
	Net unrealized appreciation	$ 24,362,104

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Frontegra New Star International Equity Fund
Schedule of Investments
March 31, 2008 (Unaudited)

Number of Shares			Value
		COMMON STOCKS 100.1%
		Australia 7.1%
	549,153	Axa Asia Pacific Holdings Ltd.	$2,760,294
	244,725	Orica Ltd.	6,515,056
	262,800	QBE Insurance Group Ltd.	5,334,248
	149,436	Rio Tinto Ltd.	16,729,796
	397,600	Santos Ltd.	5,268,824
	72,324	Woodside Petroleum Ltd.	3,602,287
			40,210,505
		Belgium 1.1%
	77,000	Delhaize Group	6,058,761

		Finland 3.1%
	156,900	Fortum Oyj	6,393,314
	344,780	Nokia Oyj	10,908,245
			17,301,559
		France 15.4%
	35,870	Alstom	7,776,430
	87,400	Arcelor Mittal	7,159,953
	63,311	Bouygues SA	4,022,094
	59,454	Compagnie Generale des Etablissements Michelin - Class B	6,206,246
	130,900	France Telecom SA	4,401,841
	51,634	LVMH Moet Hennessy Louis Vuitton SA	5,746,984
	52,649	PPR	7,800,806
	128,466	Publicis Groupe	4,908,159
	86,800	Sanofi-Aventis	6,511,953
	73,600	Suez SA	4,830,287
	63,408	Technip SA	4,938,218
	145,776	Total SA	10,826,010
	18,800	Vallourec SA	4,563,989
	181,509	Vivendi	7,092,322
			86,785,292
		Germany 9.6%
	38,100	Allianz AG	7,547,699
	77,900	Bayer AG	6,242,724
	66,200	DaimlerChrysler AG	5,659,415
	56,100	Deutsche Bank AG	6,350,342
	523,755	Deutsche Telekom AG	8,723,600
	51,777	E.ON AG	9,585,215
	107,281	Gea Group AG (a)	3,607,593
	161,600	Karstadt Quelle AG (a)	3,232,459
	125,358	Symrise AG (a)	3,237,803
			54,186,850
		Greece 1.0%
	165,212	Alpha Bank A.E.	5,477,419

		Hong Kong 4.5%
	872,000	The Bank of East Asia, Ltd.	4,364,118
	373,000	Cheung Kong (Holdings) Ltd.	5,295,947
	247,000	China Mobile Ltd.	3,675,175
	36,964	China Mobile (Hong Kong) Ltd. - ADR	2,772,670
	1,600,000	Hang Lung Properties Ltd.	5,663,880
	708,000	Television Broadcasts Ltd.	3,793,515
			25,565,305
		Italy 2.1%
	193,481	Eni SPA	6,597,922
	749,199	UniCredito Italiano SPA	5,015,083
			11,613,005
		Japan 18.8%
	449,000	The Bank of Yokohama, Ltd.	3,049,488
	928	East Japan Railway Co.	7,717,817
	66,900	Fanuc Ltd.	6,362,480
	243,400	Hitachi Construction Machinery Co., Ltd.	6,092,325
	583	Inpex Holdings, Inc.	6,492,075
	418,000	Isetan Co. Ltd.	4,855,979
	257,000	Kao Corp.	7,283,557
	222,800	Mitsubishi Corp.	6,727,809
	512,000	Mitsubishi Tokyo Financial Group, Inc.	4,417,335
	316,000	Mitsui Fudosan Co., Ltd.	6,273,716
	90,200	Murata Manufacturing Co., Ltd.	4,479,234
	379,000	Nippon Electric Glass Co., Ltd.	5,859,139
	244,700	Nomura Holdings, Inc.	3,657,735
	237,000	Nomura Research Institute Ltd.	6,193,670
	504,000	Sekisui House, Ltd.	4,661,798
	80,300	Shin-Etsu Chemical Co., Ltd.	4,148,726
	138,300	Takeda Pharmaceutical Co. Ltd.	6,923,325
	142,300	Toyota Motor Corp.	7,095,014
	195,600	Yamaha Motor Co., Ltd.	3,598,820
			105,890,042

		Netherlands 6.9%
	252,675	ASML Holding NV	6,215,053
	364,000	ING Groep NV	13,631,108
	384,400	Unilever NV	12,908,208
	232,505	Wolters Kluwer NV	6,155,742
			38,910,111
		Russia 1.7%
	74,958	LUKOIL - ADR	6,408,909
	434,777	VTB Bank OJSC - GDR - ADR (a)	3,069,526
			9,478,435
		Singapore 1.7%
	1,236,000	Capitaland Ltd.	5,702,059
	356,000	Great Eastern Holdings Ltd.	4,189,909
			9,891,968
		Spain 2.5%
	118,906	Indra Sistemas, SA	3,424,078
	370,300	Telefonica SA	10,639,965
			14,064,043
		Sweden 1.2%
	184,300	Skanska AB	3,691,056
	1,573,000	Telefonaktiebolaget LM Ericsson - Class B	3,086,779
			6,777,835
		Switzerland 6.5%
	181,400	Credit Suisse Group	9,233,481
	63,300	Holcim Ltd.	6,648,061
	63,000	Roche Holding AG	11,856,510
	28,938	Zurich Financial Services AG	9,113,241
			36,851,293
		Taiwan 0.9%
	498,137	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	5,115,867

		United Kingdom 16.0%
	445,800	Aviva plc	5,463,344
	716,000	BAE Systems plc	6,895,409
	499,282	Barclays plc	4,488,752
	590,394	BP plc	5,999,201
	567,000	British Sky Broadcasting Group plc	6,262,240
	332,900	easyJet plc (a)	2,452,798
	469,100	GlaxoSmithKline plc	9,924,397
	109,686	Johnson Matthey plc	4,364,626
	2,764,780	Legal & General Group plc	6,935,682
	408,495	National Grid plc	5,606,095
	83,521	Rio Tinto plc	8,674,170
	479,032	Rolls-Royce Group plc (a)	3,831,343
	195,300	Royal Dutch Shell plc - Class A	6,732,612
	205,333	Smiths Group plc	3,830,611
	2,957,815	Vodafone Group plc	8,858,124
	4	Wolseley plc	42
			90,319,446

		Total Common Stocks	564,497,736
		(Cost $516,649,897)

		Total Investments 100.1%	564,497,736
		(Cost $516,649,897)

		Liabilities in Excess of Other Assets (0.1)%	(540,065)

		TOTAL NET ASSETS 100.0%	$563,957,671

(a)	Non-Income Producing.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

	The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

	Cost of investments	$ 516,649,897
	Gross unrealized appreciation	92,586,695
	Gross unrealized depreciation	(44,738,856)
	Net unrealized appreciation	$ 47,847,839

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Frontegra IronBridge SMID Fund
Schedule of Investments
March 31, 2008 (Unaudited)

	Number of Shares		Value
		COMMON STOCKS 95.5%
		Aerospace & Defense 4.4%
	42,909	BE Aerospace, Inc. (a)	$1,499,670
	32,114	Goodrich Corp.	1,846,876
	69,740	Moog Inc. - Class A (a)	2,943,725
	56,300	Teledyne Technologies, Inc. (a)	2,646,100
			8,936,371
		Auto Components 0.9%
	103,968	Gentex Corp.	1,783,051

		Biotechnology 3.9%
	75,245	Cepheid, Inc. (a)	1,835,226
	66,537	Isis Pharmaceuticals, Inc. (a)	938,837
	161,177	Millennium Pharmaceuticals, Inc. (a)	2,491,796
	39,440	Techne Corp. (a)	2,656,678
			7,922,537
		Capital Markets 2.0%
	22,890	Affiliated Managers Group, Inc. (a)	2,077,038
	122,867	Jefferies Group, Inc.	1,981,845
			4,058,883
		Chemicals 6.4%
	57,291	Airgas, Inc.	2,605,022
	28,488	Albemarle Corp.	1,040,382
	58,302	FMC Corp.	3,235,178
	46,951	Lubrizol Corp.	2,606,250
	57,423	Methanex Corp. (b)	1,502,760
	34,430	Sigma-Aldrich Corp.	2,053,749
			13,043,341
		Commercial Banks 2.1%
	79,960	Cullen/Frost Bankers, Inc.	4,241,078

		Commercial Services & Supplies 1.5%
	6,420	Strayer Education, Inc.	979,050
	36,633	Watson Wyatt Worldwide, Inc. - Class A	2,078,923
			3,057,973
		Communications Equipment 2.3%
	58,579	Belden Inc.	2,069,010
	37,968	Polycom, Inc. (a)	855,799
	84,759	ViaSat, Inc. (a)	1,840,966
			4,765,775
		Computers & Peripherals 1.1%
	36,220	SanDisk Corp. (a)	817,485
	59,787	Synaptics Inc. (a)	1,427,714
			2,245,199
		Construction & Engineering 1.1%
	62,103	Quanta Services, Inc. (a)	1,438,927
	22,550	URS Corp. (a)	737,159
			2,176,086
		Distributors 1.4%
	71,860	Genuine Parts Co.	2,890,209

		Electric Utilities 3.2%
	46,855	Allegheny Energy, Inc.	2,366,177
	94,433	Wisconsin Energy Corp.	4,154,108
			6,520,285
		Electrical Equipment 3.1%
	42,106	American Superconductor Corp. (a)	976,438
	65,065	AMETEK, Inc.	2,857,004
	26,560	Roper Industries, Inc.	1,578,727
	36,346	Woodward Governor Co.	971,165
			6,383,334
		Electronic Equipment & Instruments 5.0%
	55,178	Amphenol Corp. - Class A	2,055,381
	40,265	Avnet, Inc. (a)	1,317,873
	34,280	FLIR Systems, Inc. (a)	1,031,485
	14,610	Itron, Inc. (a)	1,318,260
	75,456	National Instruments Corp.	1,972,420
	88,356	Trimble Navigation Ltd. (a)	2,526,098
			10,221,517
		Energy Equipment & Services 2.7%
	38,730	ENSCO International Inc.	2,425,273
	25,578	FMC Technologies, Inc. (a)	1,455,132
	26,410	Oceaneering International, Inc. (a)	1,663,830
			5,544,235
		Food Products 3.4%
	26,227	Corn Products International, Inc.	974,071
	67,052	Hormel Foods Corp.	2,793,386
	85,005	McCormick & Co., Inc.	3,142,635
			6,910,092
		Gas Utilities 1.8%
	63,736	Questar Corp.	3,604,908

		Health Care Equipment & Supplies 4.7%
	19,340	ArthroCare Corp. (a)	644,989
	28,370	Gen-Probe, Inc. (a)	1,367,434
	31,085	Hansen Medical, Inc. (a)	437,055
	34,260	IDEXX Laboratories, Inc. (a)	1,687,648
	23,130	Illumina, Inc. (a)	1,755,567
	115,168	PerkinElmer, Inc.	2,792,824
	64,841	Thoratec Corp. (a)	926,578
			9,612,095
		Health Care Providers & Services 3.0%
	68,598	Cerner Corp. (a)	2,557,334
	47,600	Owens & Minor, Inc.	1,872,584
	92,952	Phase Forward, Inc. (a)	1,587,620
			6,017,538
		Hotels, Restaurants & Leisure 1.2%
	66,890	WMS Industries, Inc. (a)	2,406,033

		Household Durables 4.7%
	74,684	AptarGroup, Inc.	2,907,448
	66,364	Snap-On Inc.	3,374,609
	84,666	Tupperware Brands Corp.	3,274,881
			9,556,938
		Industrial Conglomerates 1.3%
	7,462	Alleghany Corp. (a)	2,548,382

		Insurance 2.5%
	123,885	American Financial Group, Inc.	3,166,501
	44,487	SAFECO Corp.	1,952,089
			5,118,590
		Internet Software & Services 0.4%
	26,690	Akamai Technologies, Inc. (a)	751,590

		Leisure Equipment & Products 0.7%
	95,870	Callaway Golf Co.	1,407,372

		Machinery 3.3%
	20,466	IDEX Corp.	628,102
	52,660	Kennametal Inc.	1,549,784
	40,980	Lincoln Electric Holdings, Inc.	2,642,800
	54,258	Pall Corp.	1,902,828
			6,723,514
		Marine 1.7%
	80,719	Alexander & Baldwin, Inc.	3,477,375

		Metals & Mining 1.7%
	50,550	Arch Coal, Inc.	2,198,925
	29,212	RTI International Metals, Inc. (a)	1,320,675
			3,519,600
		Multi-Utilities & Unregulated Power 1.5%
	122,740	MDU Resources Group, Inc.	3,013,267

		Oil & Gas 1.4%
	54,200	Cabot Oil & Gas Corp.	2,755,528

		Paper & Forest Products 1.7%
	78,077	Rayonier Inc.	3,391,665

		Pharmaceuticals 0.8%
	34,520	Barr Pharmaceuticals Inc. (a)	1,667,661

		Real Estate 5.3%
	97,119	Annaly Mortgage Management, Inc.	1,487,863
	68,715	Corporate Office Properties Trust	2,309,511
	78,371	Forest City Enterprises, Inc. - Class A	2,884,053
	95,260	The St. Joe Co.	4,089,512
			10,770,939
		Semiconductor & Semiconductor Equipment 1.5%
	44,060	Altera Corp.	837,140
	60,113	Cypress Semiconductor Corp. (a)	1,419,268
	28,391	Varian Semiconductor Equipment Associates, Inc. (a)	799,207
			3,055,615
		Software 3.2%
	52,841	Citrix Systems, Inc. (a)	1,549,827
	84,256	Jack Henry & Associates, Inc.	2,078,595
	75,909	Manhattan Associates, Inc. (a)	1,740,593
	69,350	Parametric Technology Corp. (a)	1,108,213
			6,477,228
		Specialty Retail 2.0%
	10,990	Abercrombie & Fitch Co. - Class A	803,808
	117,113	O'Reilly Automotive, Inc. (a)	3,340,063
			4,143,871
		Textiles, Apparel & Luxury Goods 1.8%
	18,030	VF Corp.	1,397,505
	79,241	Wolverine World Wide, Inc.	2,298,782
			3,696,287
		Thrifts & Mortgage Finance 2.6%
	143,854	New York Community Bancorp, Inc.	2,621,020
	119,937	Washington Federal, Inc.	2,739,361
			5,360,381
		Trading Companies & Distributors 1.0%
	27,270	W.W. Grainger, Inc.	2,083,155

		Water Utilities 1.2%
	124,625	Aqua America, Inc.	2,340,458

		Total Common Stocks	194,199,956
		(Cost $196,603,618)

	Principal Amount		Value
		SHORT-TERM INVESTMENTS 5.4%
		Commercial Paper 4.4%
	$8,937,000	U.S. Bancorp, 2.050%, 04/01/2008	8,937,000

		Variable Rate Demand Notes (c) 1.0%
	2,002,954	U.S. Bank, N.A., 2.403%	2,002,954

		Total Short-Term Investments	10,939,954
		(Cost $10,939,954)

		Total Investments 100.9%	205,139,910
		(Cost $207,543,572)

		Liabilities in Excess of Other Assets (0.9)%	(1,792,990)

		TOTAL NET ASSETS 100.0%	$203,346,920

(a)	Non-Income Producing.
(b)	U.S.-dollar denominated security of foreign issuer.
(c)	Variable rate demand notes are considered short-term obligations and are payable upon demand.
	Interest rates change periodically on specified dates. The rates listed are as of March 31, 2008.

	The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

	Cost of investments	$ 207,543,572
	Gross unrealized appreciation	16,374,455
	Gross unrealized depreciation	(18,778,117)
	Net unrealized depreciation	$ (2,403,662)

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Frontegra Netols Small Cap Value Fund
Schedule of Investments
March 31, 2008 (Unaudited)

	Number of Shares		Value
		COMMON STOCKS 97.9%
		Aerospace & Defense 3.0%
	8,323	American Science & Engineering, Inc.	$454,186
	8,621	Ceradyne, Inc. (a)	275,527
			729,713
		Auto Components 1.4%
	12,444	Tenneco Automotive, Inc. (a)	347,685

		Automobiles 0.6%
	30,350	Fleetwood Enterprises, Inc. (a)	139,610

		Beverages 1.1%
	24,689	Cott Corp. (a)(b)	86,659
	25,765	MGP Ingredients, Inc.	180,097
			266,756
		Chemicals 2.3%
	15,415	Terra Industries Inc. (a)	547,695

		Commercial Banks 3.9%
	10,929	East West Bancorp, Inc.	193,990
	10,171	Old National Bancorp	183,078
	25,529	UCBH Holdings, Inc.	198,105
	7,104	Westamerica Bancorporation	373,670
			948,843
		Commercial Services & Supplies 2.9%
	24,128	Corinthian Colleges, Inc. (a)	174,446
	6,744	DeVry, Inc.	282,169
	7,906	School Specialty, Inc. (a)	249,355
			705,970
		Construction & Engineering 1.3%
	37,365	ENGlobal Corp. (a)	319,471

		Diversified Financial Services 1.0%
	6,167	GATX Corp.	240,945

		Diversified Telecommunication Services 1.6%
	31,055	Alaska Communications Systems Group Inc.	380,113

		Electrical Equipment 3.6%
	32,819	C&D Technologies, Inc. (a)	164,751
	8,665	General Cable Corp. (a)	511,842
	15,233	LSI Industries, Inc.	201,228
			877,821
		Electronic Equipment & Instruments 0.7%
	22,471	GTSI Corp. (a)	162,241

		Energy Equipment & Services 1.0%
	18,069	Ion Geophysical Corp. (a)	249,352

		Food Products 1.6%
	20,060	Lance, Inc.	393,176

		Health Care Equipment & Services 1.5%
	21,350	PSS World Medical, Inc. (a)	355,691

		Health Care Equipment & Supplies 11.4%
	7,791	Haemonetics Corp. (a)	464,188
	12,234	ICU Medical, Inc. (a)	351,972
	20,879	Medical Action Industries Inc. (a)	343,042
	9,853	Mentor Corp.	253,419
	40,012	Merit Medical Systems, Inc. (a)	633,390
	8,129	SurModics, Inc. (a)	340,442
	6,329	Varian, Inc. (a)	366,576
			2,753,029
		Health Care Providers & Services 3.6%
	22,207	Gentiva Health Services, Inc. (a)	483,224
	6,996	Sunrise Senior Living, Inc. (a)	155,871
	16,140	U.S. Physical Therapy, Inc. (a)	232,739
			871,834
		Household Durables 1.7%
	41,222	Champion Enterprises, Inc. (a)	413,457

		Insurance 2.4%
	8,164	Hanover Insurance Group Inc.	335,867
	8,988	Stewart Information Services Corp.	251,574
			587,441
		IT Services 4.1%
	9,778	CACI International Inc. - Class A (a)	445,388
	11,808	Mantech International Corp. - Class A (a)	535,611
			980,999
		Leisure Equipment & Products 0.7%
	9,744	Brunswick Corp.	155,612

		Machinery 5.9%
	7,802	IDEX Corp.	239,443
	3,894	Kaydon Corp.	170,986
	16,838	Robbins & Myers, Inc.	549,761
	12,538	Wabtec Corp.	472,181
			1,432,371
		Marine 3.1%
	6,838	Alexander & Baldwin, Inc.	294,581
	18,669	General Maritime Corp. (b)	440,775
			735,356
		Media 1.8%
	9,902	Arbitron Inc.	427,370

		Metals & Mining 4.8%
	7,539	Brush Engineered Materials, Inc. (a)	193,526
	9,437	Commercial Metals Co.	282,827
	11,676	Compass Minerals International, Inc.	688,650
			1,165,003
		Multiline Retail 2.9%
	34,811	99 Cents Only Stores (a)	344,281
	35,337	Fred's, Inc. - Class A	362,204
			706,485
		Oil & Gas 7.0%
	11,760	Encore Acquisition Co. (a)	473,693
	10,720	Forest Oil Corp. (a)	524,851
	10,569	Whiting Petroleum Corp. (a)	683,286
			1,681,830
		Oil, Gas & Consumable Fuels 4.3%
	10,959	Foundation Coal Holdings, Inc.	551,566
	77,431	International Coal Group Inc. (a)	491,687
			1,043,253
		Personal Products 1.9%
	7,001	Chattem, Inc. (a)	464,446

		Pharmaceuticals 1.7%
	9,534	K-V Pharmaceutical Co. - Class A (a)	237,968
	10,076	Par Pharmaceutical Companies, Inc. (a)	175,222
			413,190
		Real Estate 6.5%
	19,480	Arbor Realty Trust, Inc.	293,758
	26,170	Cedar Shopping Centers Inc.	305,666
	8,885	First Industrial Realty Trust, Inc.	274,458
	7,267	Mid-America Apartment Communities, Inc.	362,187
	16,110	Sun Communities, Inc.	330,255
			1,566,324
		Road & Rail 1.3%
	9,248	Genesee & Wyoming, Inc. - Class A (a)	318,131

		Software 2.5%
	20,586	EPIQ Systems, Inc. (a)	319,495
	12,527	Fair Isaac Corp.	269,581
			589,076
		Specialty Retail 0.6%
	33,760	Casual Male Retail Group Inc. (a)	141,792

		Textiles, Apparel & Luxury Goods 1.3%
	18,755	Carter's, Inc. (a)	302,893

		Thrifts & Mortgage Finance 0.9%
	20,494	MGIC Investment Corp.	215,802

		Total Common Stocks	23,630,776
		(Cost $24,279,700)

		SHORT-TERM INVESTMENT 1.6%
		Investment Company 1.6%
	380,906	Fidelity Institutional Money Market Portfolio	380,906

		Total Short-Term Investment	380,906
		(Cost $380,906)

		Total Investments 99.5%	24,011,682
		(Cost $24,660,606)

		Other Assets in Excess of Liabilities 0.5%	113,809

		TOTAL NET ASSETS 100.0%	$24,125,491

(a)	Non-Income Producing.
(b)	U.S.-dollar denominated security of foreign issuer.

	The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

	Cost of investments	$ 24,660,606
	Gross unrealized appreciation	2,777,824
	Gross unrealized depreciation	(3,426,748)
	Net unrealized depreciation	$ (648,924)

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

NOTES TO SCHEDULES OF INVESTMENTS

Frontegra Funds, Inc.
March 31, 2008 (Unaudited)

Investment Valuation – Securities are stated at value. Debt securities (other than short-term instruments) are valued by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Securities (other than short-term investments) for which market quotations are readily available are valued at the last trade price on the national securities exchange on which such securities are primarily traded. Securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent bid price. With respect to all Funds, all equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). Shares of underlying mutual funds are valued at their respective NAVs. Most securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In certain countries market maker prices, usually the mean between the bid and ask prices, are used. In certain circumstances, such as when a significant event occurs in a foreign market so that the last sale price no longer reflects actual value, the fair value of these securities may be determined using fair valuation procedures approved by the Board of Directors. The Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the Frontegra New Star International Equity Fund. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates market value. Securities maturing within 60 days or less when purchased are valued by the amortized cost method. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by Reams, IronBridge, New Star and Netols pursuant to guidelines established by the Board of Directors.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157,  “Fair Value Measurements”. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Management is currently evaluating the implications of SFAS No. 157, and its impact on the financial statements has not yet been determined.

Tax Disclosure – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

Effective December 31, 2007 the Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes,” a clarification of FASB Statement No. 109  “Accounting for Income Taxes.” FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The adoption of FIN 48 had no impact on the Funds’ net assets or results of operations.

The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At June 30, 2007, the Funds’ most recent fiscal year end, the capital loss carryover’s were as follows:

Date of Expiration	Columbus Core Plus	Columbus Core	IronBridge Small Cap	IronBridge SMID	New Star International	Netols Small Cap Value
2014	$1,402,608	$889,497	$––	$––	$––	$––
2015	––	845,241	––	––	––	––
Total	$1,402,608	$1,734,738	$0	$0	$0	$0

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days prior to the filing date of this Form N-Q, the Registrant’s Co-Presidents and Treasurer have concluded that the disclosure controls and procedures are effective.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontegra Funds, Inc.

By:     /s/ Thomas J. Holmberg, Jr.
                                 Thomas J. Holmberg, Jr., Co-President
 (Principal Executive Officer)

Date:      5/29/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Thomas J. Holmberg, Jr.
                                 Thomas J. Holmberg, Jr., Co-President
 (Principal Executive Officer)

                Date:      5/29/08

By:     /s/ William D. Forsyth III
                 William D. Forsyth III, Co-President and Treasurer
 (Principal Executive and Financial Officer)

                Date:      5/29/08